Condensed financial statements of the parent company only - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income	$ 162,668	$ 147,217	$ 177,075
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	69,456	62,435	48,390
Provision for credit (recoveries) losses	(3,128)	8,491	(184)
Share-based payments and settlements	15,151	15,245	17,716
Net change in equity securities at fair value			(925)
Net change in equity securities at fair value	7,096	102
Net realized (gains) losses on available-for-sale investments	239	(1,220)	(1,624)
Net (gains) losses on other real estate owned	53	104	5
(Increase) decrease in carrying value of equity method investments	(123)	(1,298)	(340)
Dividends received from equity method investments	442	2,845	520
Changes in operating assets and liabilities
Cash provided by (used in) operating activities	251,349	188,150	248,722
Cash flows from investing activities
Short-term investments other than restricted cash: proceeds from maturities and sales	2,365,631	2,214,870	568,944
Short-term investments other than restricted cash: purchases	(2,748,942)	(1,815,887)	(1,657,456)
Available-for-sale investments: proceeds from sale	189,417	352,965	225,305
Available-for-sale investments: proceeds from maturities and pay downs	650,347	565,028	348,665
Available-for-sale investments: purchases	(1,771,776)	(1,313,884)	(563,007)
Held-to-maturity investments: proceeds from maturities and pay downs	652,359	538,345	274,490
Held-to-maturity investments: purchases	(1,233,329)	(533,379)	(420,018)
Net (increase) decrease in loans to third parties	(99,007)	25,555	(362,624)
Additions to premises, equipment and computer software	(15,724)	(20,566)	(22,777)
Proceeds from sale of other real estate owned	4,430	0	1,102
Cash provided by (used in) investing activities	(1,905,662)	(41,709)	1,093,434
Cash flows from financing activities
Net increase (decrease) in demand and term deposit liabilities	642,815	692,635	(744,610)
Issuance of subordinated capital, net of underwriting fees	0	97,647	0
Repayment of long-term debt	0	(70,000)	0
Common shares repurchased	(19,754)	(86,640)	(81,534)
Proceeds from stock option exercises	0	1,739	349
Cash dividends paid on common shares	(87,285)	(88,932)	(93,636)
Cash provided by (used in) financing activities	535,776	546,449	(919,431)
Cash, cash equivalents and restricted cash: beginning of year	3,314,498	2,578,901	2,070,120
Cash, cash equivalents and restricted cash: end of year	2,203,497	3,314,498	2,578,901
Components of cash, cash equivalents and restricted cash at end of year
Cash due from banks	2,179,833	3,289,592	2,550,070
Restricted cash included in short-term investments on the consolidated balance sheets	23,664	24,906	28,831
Total cash, cash equivalents and restricted cash at end of year	2,203,497	3,314,498	2,578,901
Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	704	314
Initial recognition of right-of-use assets and operating lease liabilities	1,575	323	22,370
Reduction in net loans due to initial adoption of a current expected credit loss model	0	7,841	0
Bank of N.T. Butterfield & Son Ltd
Cash flows from operating activities
Net income	162,668	147,217	177,075
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	28,617	26,562	21,734
Provision for credit (recoveries) losses	(2,206)	8,750	3,088
Share-based payments and settlements	15,151	15,245	17,716
Net change in equity securities at fair value		102
Net change in equity securities at fair value	7,096		(925)
Net realized (gains) losses on available-for-sale investments	0	(702)	(1,053)
Net (gains) losses on other real estate owned	84	104	5
(Increase) decrease in carrying value of equity method investments	31	(1,376)	(290)
Dividends received from equity method investments	291	2,710	385
Equity in undistributed earnings of subsidiaries	(30,653)	20,757	17,552
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable and other assets	10,665	754	6,808
Increase (decrease) in employee benefit plans, accrued interest payable and other liabilities	(14,597)	9,456	(3,753)
Cash provided by (used in) operating activities	177,147	229,579	238,342
Cash flows from investing activities
(Increase) decrease in securities purchased under agreements to resell	100,932	(54,756)	(114,942)
Short-term investments other than restricted cash: proceeds from maturities and sales	163,396	68,272	0
Short-term investments other than restricted cash: purchases	(391,996)	(35,319)	(32,953)
Available-for-sale investments: proceeds from sale	367	205,770	114,058
Available-for-sale investments: proceeds from maturities and pay downs	299,367	295,547	204,105
Available-for-sale investments: purchases	(669,391)	(317,451)	(196,652)
Held-to-maturity investments: proceeds from maturities and pay downs	269,311	229,576	137,622
Held-to-maturity investments: purchases	(316,820)	(195,898)	(53,228)
Net (increase) decrease in loans to third parties	60,395	8,263	(99,793)
Additions to premises, equipment and computer software	(10,372)	(11,313)	(14,009)
Proceeds from sale of other real estate owned	314	0	1,102
Injection of capital in subsidiary	(1,465)	(1,522)	(175,107)
Return of capital from a subsidiary	0	3,314	12,972
Cash provided by (used in) investing activities	(499,213)	192,491	(218,242)
Cash flows from financing activities
Net increase (decrease) in demand and term deposit liabilities	(192,756)	630,141	(64,027)
Issuance of subordinated capital, net of underwriting fees	0	97,647	0
Repayment of long-term debt	0	(70,000)	0
Common shares repurchased	(19,754)	(86,640)	(81,534)
Proceeds from stock option exercises	0	1,739	349
Cash dividends paid on common shares	(87,285)	(88,932)	(93,636)
Cash provided by (used in) financing activities	(299,795)	483,955	(238,848)
Net increase (decrease) in cash, cash equivalent and restricted cash	(621,861)	906,025	(218,748)
Cash, cash equivalents and restricted cash: beginning of year	1,404,276	498,251	716,999
Cash, cash equivalents and restricted cash: end of year	782,415	1,404,276	498,251
Components of cash, cash equivalents and restricted cash at end of year
Cash due from banks	768,325	1,387,999	486,692
Restricted cash included in short-term investments on the consolidated balance sheets	14,090	16,277	11,559
Total cash, cash equivalents and restricted cash at end of year	782,415	1,404,276	498,251
Supplemental disclosure of cash flow information
Cash interest paid	15,156	19,532	24,190
Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	307	314	0
Initial recognition of right-of-use assets and operating lease liabilities	536	0	133
Reduction in net loans due to initial adoption of a current expected credit loss model	0	3,899	0
Bank of N.T. Butterfield & Son Ltd | Banks
Cash flows from investing activities
Net decrease in loans to subsidiaries	135	(428)	(487)
Bank of N.T. Butterfield & Son Ltd | Customers
Cash flows from investing activities
Net decrease in loans to subsidiaries	$ (3,386)	$ (1,564)	$ (930)